22. Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings Tables
Borrowings

	12.31.17	12.31.16
Non-current
Corporate notes (1)	3,259,216	2,769,599
Borrowings	932,450	-
Total non-current	4,191,666	2,769,599

Current
Interest from corporate notes	62,236	53,684
Interest from borrowing	8,969	-
Total current	71,205	53,684

(1)	Net of debt issuance, repurchase and redemption expenses.

Borrowings currency denominations
	12.31.17	12.31.16
US dollars	4,262,871	2,823,283
	4,262,871	2,823,283

Maturities of the Company's borrowings and exposure to interest rate
	12.31.17	12.31.16
Fixed rate
Less than 1 year	62,236	53,684
From 2 to 5 years	3,259,216	-
More than 5 years	-	2,769,599
Total Fixed rate	3,321,452	2,823,283
Variable rate
Less than 1 year	8,969	-
From 1 to 2 years	466,225	-
From 2 to 5 years	466,225	-
Total Variable rate	941,419	-
	4,262,871	2,823,283

Roll forward of the Company's borrowings
	12.31.17	12.31.16	12.31.15
Balance at beginning of the year	2,823,283	2,509,773	1,632,403
Proceeds from borrowings	870,900	-	-
Payment of borrowings' interests	(283,423)	(265,950)	(172,923)
Repurchase of Corporate Notes by the trust	-	(4,866)	-
Paid from repurchase of Corporate Notes	-	(221,846)	-
Gain from repurchase of Corporate Notes	-	(42)	-
Exchange diference and interest accrued	578,236	791,516	961,519
Cost capitalized	273,875	14,698	88,774
Balance at the end of period	4,262,871	2,823,283	2,509,773

Debt issued
				Million of USD			Million of $
Corporate Notes	Class	Rate	Year of Maturity	Debt structure at 12.31.16	Debt repurchase	Debt structure at 12.31.17	At 12.31.17
Fixed Rate Par Note	9	9.75	2022	171.87	-	171.87	3,259.22
Total				171.87	-	171.87	3,259.22

				Million of USD			Million of $
Corporate Notes	Class	Rate	Year of Maturity	Debt structure at 12.31.15	Debt repurchase	Debt structure at 12.31.16	At 12.31.16
Fixed Rate Par Note	7	10.50	2017	14.76	(14.76)	-	-
Fixed Rate Par Note	9	9.75	2022	172.17	(0.30)	171.87	2,769.60
Total				186.93	(15.06)	171.87	2,769.60